Supplement to the
Strategic Advisers® Core Fund
July 30, 2015
As Revised October 14, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

SAI-COR-15-04  November 23, 2015
1.910403.119

Supplement to the

Strategic Advisers® Core Fund (FCSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

SAI-CORB-15-02  November 23, 2015
1.910404.112

Supplement to the
Strategic Advisers® Core Income Fund
May 1, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

SSC-15-01  November 23, 2015
1.924229.104

Supplement to the

Strategic Advisers® Core Income Fund (FPCIX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

SSCB-15-01  November 23, 2015
1.924230.105

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class F
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

ACF-F-15-01  November 23, 2015
1.959652.101

Supplement to the

Strategic Advisers® Core Income Multi-Manager Fund (FWHBX)

A Class of shares of Strategic Advisers Core Income Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

ACFB-15-01  November 23, 2015
1.954792.101

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class L & N
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

ACF-L-ACF-N-15-01  November 23, 2015
1.9867873.100

Supplement to the

Strategic Advisers® Core Income Multi-Manager Fund

Class L (FQANX) and Class N (FQAOX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

ACF-L-ACF-NB-15-01  November 23, 2015
1.9867874.100

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

ACF-15-01  November 23, 2015
1.954791.103

Supplement to the

Strategic Advisers® Core Income Multi-Manager Fund

Class F (FMAKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

ACF-FB-15-01  November 23, 2015
1.9867872.100

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2015
Prospectus
As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

MMC-F-15-04  November 23, 2015
1.959651.112

Supplement to the

Strategic Advisers® Core Multi-Manager Fund

Class F (FHJSX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

MMC-FB-15-02  November 23, 2015
1.9586890.105

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus
As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

MMC-L-MMC-N-15-04  November 23, 2015
1.9585844.109

Supplement to the

Strategic Advisers® Core Multi-Manager Fund

Class L (FQAPX) and Class N (FQAQX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

MMC-L-MMC-NB-15-02  November 23, 2015
1.9586891.105

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2015
Prospectus
As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

MMC-15-04  November 23, 2015
1.935070.114

Supplement to the

Strategic Advisers® Core Multi-Manager Fund (FLAUX)

A Class of Shares of Strategic Advisers Core Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

As Revised October 14, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

MMCB-15-02  November 23, 2015
1.935071.107

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Edward Robertson (portfolio manager) has managed Somerset Capital's portion of the fund's assets since 2015.

The following information supplements existing information found in the "Fund Management" section on page 19.

Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA, has been retained to serve as a sub-adviser for the fund. As of April 30, 2015, Somerset Capital had approximately $7.3 billion in discretionary assets under management. Somerset Capital provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 19.

Somerset Capital

Edward Robertson, a partner of Somerset Capital, serves as portfolio manager for Somerset Capital's portion of the fund's assets, which he has managed since 2015. He co-founded Somerset Capital in 2007 and has served as a portfolio manager since inception.

SAE-15-03  November 23, 2015
1.922892.105

Supplement to the

Strategic Advisers® Emerging Markets Fund (FSAMX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised June 15, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

SAEB-15-01  November 23, 2015
1.9862942.101

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class F
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 20.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-F-15-03  November 23, 2015
1.965096.103

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class F (FSWPX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised June 15, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

RMF-FB-15-01  November 23, 2015
1.9859951.103

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummel found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager), have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 21.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

SGF-15-03  November 23, 2015
1.935090.108

Supplement to the

Strategic Advisers® Growth Fund (FSGFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SGFB-15-02  November 23, 2015
1.914779.106

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 21.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-L-RMF-N-15-03  November 23, 2015
1.9864364.102

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class L (FQAAX) and Class N (FQABX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised June 15, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

RMF-L-RMF-NB-15-01  November 23, 2015
1.9859953.102

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 26.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-15-03  November 23, 2015
1.948110.106

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds (FLILX)
A Class of Shares of Strategic Advisers Emerging Markets Fund of Funds

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised June 15, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

RMFB-15-01  November 23, 2015
1.954797.103

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 22.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-F-15-03  November 23, 2015
1.960894.105

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class F (FFSPX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMG-FB-15-02  November 23, 2015
1.9867503.101

Supplement to the
Strategic Advisers® Growth
Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 8.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section beginning on page 24.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-L-MMG-N-15-03  November 23, 2015
1.9862924.103

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund

Class L (FQACX) and Class N (FQAEX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMG-L-MMG-NB-15-02  November 23, 2015
1.9867502.101

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

The following information replaces the biographical information for Matthew W. Krummell found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew W. Krummell (lead manager) has managed MFS' portion of the fund's assets since 2013.

James C. Fallon (co-manager), Jonathan W. Sage (co-manager), and John E. Stocks (co-manager) have managed MFS' portion of the fund's assets since 2015.

The following information replaces the biographical information for Matthew W. Krummell found in the "Fund Management" section on page 30.

Matthew W. Krummell serves as lead manager for MFS' portion of the fund's assets, which he has managed since 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

James C. Fallon serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Fallon is an Investment Officer of MFS and has been employed in the investment area of MFS since 1999.

Jonathan W. Sage serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Sage is an Investment Officer of MFS and has been employed in the investment area of MFS since 2000.

John E. Stocks serves as co-manager for MFS' portion of the fund's assets, which he has managed since 2015. Mr. Stocks is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-15-03  November 23, 2015
1.935092.109

Supplement to the

Strategic Advisers® Growth Multi-Manager Fund (FMELX)

A Class of Shares of Strategic Advisers Growth Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section beginning on page 3.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMGB-15-02  November 23, 2015
1.935091.104

Supplement to the

Strategic Advisers® International Fund (FILFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

SITB-15-02  November 23, 2015
1.919464.106

Supplement to the
Strategic Advisers® International Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair beginning on page 22.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

SIT-15-04  November 23, 2015
1.923440.109

Supplement to the
Strategic Advisers® International II Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for Pyramis on page 7.

Cesar Hernandez (portfolio manager) has managed FIAM's portion of the fund's assets since 2010.

The following information replaces the biographical information found in the "Fund Management" section for Pyramis on page 18.

Cesar Hernandez, CFA, is portfolio manager of FIAM's portion of the fund's assets, which he has managed since 2010. Mr. Hernandez developed the Select International discipline at Fidelity and is responsible for managing the Select International and the Select Global strategies. Mr. Hernandez joined Fidelity Investments as a portfolio manager in 1989.

SIL-15-02  November 23, 2015
1.919460.103

Supplement to the

Strategic Advisers® International II Fund (FUSIX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised August 6, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

SILB-15-01  November 23, 2015
1.919461.103

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 25.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-F-15-04  November 23, 2015
1.963582.108

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class F (FMBKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

STG-FB-15-02  November 23, 2015
1.9586945.104

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 27.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-L-STG-N-15-04  November 23, 2015
1.9586944.106

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class L (FQAHX) and Class N (FQAIX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

STG-L-STG-NB-15-02  November 23, 2015
1.9586946.104

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. As a result, all references to Kevin Durkin in the prospectus are deleted.

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 32.

Stephanie Braming, Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-15-04  November 23, 2015
1.954793.112

Supplement to the

Strategic Advisers® International Multi-Manager Fund (FMJDX)

A Class of shares of Strategic Advisers International Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised May 27, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Kevin Durkin no longer serves as a portfolio manager of Causeway Capital Management LLC's portion of the fund's assets. All references to Kevin Durkin in the SAI are deleted.

STGB-15-02  November 23, 2015
1.954794.105

Supplement to the
Strategic Advisers®
Short Duration Fund
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

ASD-15-02  November 23, 2015
1.955931.102

Supplement to the

Strategic Advisers® Short Duration Fund (FAUDX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

ASDB-15-02  November 23, 2015
1.9862946.102

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 8.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Bruce Aronow (co-manager), Samantha Lau (co-manager), Wen-Tse Tseng (co-manager), and Kumar Kirpalani (co-manager) have co-managed AB's portion of the fund's assets since 2015.

The following information supplements existing information found in the "Fund Management" section beginning on page 20.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

AB

Bruce Aronow serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Aronow is Co-Chief Investment Officer for US Small/SMID Cap Growth products, a role he has held since 2000. He is also responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Prior to joining the firm in 1999, Mr. Aronow was responsible for research and portfolio management for the small-cap consumer and autos/transportation sectors at Invesco Ltd. (NY) (formerly Chancellor Capital Management). Mr. Aronow is a member of both the New York Society of Security Analysts and the Association for Investment Management & Research (AIMR), and is a CFA charterholder.

Samantha Lau serves as co-manager for AB's portion of the fund's assets, which she has managed since 2015. Ms. Lau was named Co-Chief Investment Officer of US Small/SMID Cap Growth in October 2014. She was previously a portfolio manager/analyst responsible for research and portfolio management for the technology sector for US Small/SMID Cap Growth. Ms. Lau holds a BS (magna cum laude) in finance and accounting from the Wharton School of the University of Pennsylvania and is a CFA charterholder.

Wen-Tse Tseng serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Tseng joined AB in 2006 and is responsible for research and portfolio management for the healthcare sector for US Small/SMID Cap Growth. He holds a BS from National Taiwan University; an MS in molecular genetics and microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New Jersey; and an MBA from the Graziadio School of Business and Management at Pepperdine University.

Kumar Kirpalani serves as co-manager for AB's portion of the fund's assets, which he has managed since 2015. Mr. Kirpalani joined AB in 1999 and is responsible for research and portfolio management for the financials, industrials and energy sectors for US Small/SMID Cap Growth. Mr. Kirpalani received a B.Tech. in chemical engineering from the Indian Institute of Technology and an MBA from the University of Chicago. He is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research, and is a CFA charterholder.

SMC-15-03  November 23, 2015
1.919462.121

Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

SMCB-15-01  November 23, 2015
1.919463.107

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section beginning on page 22.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

AMM-F-15-03  November 23, 2015
1.965094.112

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class F (FARMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised September 23, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

AMM-FB-15-01  November 23, 2015
1.966653.104

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section beginning on page 25.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

AMM-L-AMM-N-15-03  November 23, 2015
1.9585472.109

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class L (FQAJX) and Class N (FQAKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised September 23, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

AMM-L-AMM-NB-15-01  November 23, 2015
1.9862709.103

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

At a meeting held on September 16, 2015, the Board of Trustees approved the appointment of AllianceBernstein L.P. (AB) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), AB, The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), AllianceBernstein L.P. (AB), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Neuberger Berman Management LLC (Neuberger Berman), Portolan Capital Management, LLC (Portolan), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. AB and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section beginning on page 29.

AB, at 1345 Avenue of the Americas, New York, NY 10105, has been retained to serve as a sub-adviser for the fund. As of July 31, 2015, AB had approximately $486 billion in discretionary assets under management. AB has not currently been allocated a portion of the fund's assets to manage.

AMM-15-03  November 23, 2015
1.936609.118

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (FNAPX)

A Class of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

As Revised September 23, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

AMMB-15-01  November 23, 2015
1.955679.105

Supplement to the Strategic Advisers®
Value Fund
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

The following information replaces the first sentence found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

John A. Stone (lead portfolio manager) has managed the fund since 2008. Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2015.

The following information replaces the biographical information for Kristina Stookey found in the "Fund Management" section on page 19.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2015. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, and a senior research associate.

SUF-15-02  November 23, 2015
1.936472.107

Supplement to the

Strategic Advisers® Value Fund (FVSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

The following information supplements similar information for Strategic Advisers found in the "Management Contract" section beginning on page 36.

Gopalakrishnan Anantanatarajan is an employee of Strategic Advisers, a subsidiary of FMR LLC and an affiliate of FMR. Strategic Advisers is the adviser to the fund.

Mr. Anantanatarajan is co-manager of the fund and receives compensation for his services. As of September 30, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Strategic Advisers or at the election of the portfolio manager.

Mr. Anantanatarajan's base salary is determined by level of responsibility and tenure at Strategic Advisers or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of Strategic Advisers funds and accounts, including the fund. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s), and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group. A subjective component of the bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000 Value Index, and the pre-tax investment performance of the fund measured against the Morningstar Large Value Category. The portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Strategic Advisers or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Anantanatarajan as of September 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,904	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers Value Fund ($11,904 (in millions) assets managed).

As of September 30, 2015 the dollar range of shares of Strategic Advisers Value Fund beneficially owned by Mr. Anantanatarajan was none.

SUFB-15-02  November 23, 2015
1.919465.106

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-F-15-02  November 23, 2015
1.9584485.104

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class F (FGWBX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMV-FB-15-02  November 23, 2015
1.9862948.102

Supplement to
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-L-MMV-N-15-02  November 23, 2015
1.9859474.103

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class L (FQALX) and Class N (FQAMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMV-L-MMV-NB-15-02  November 23, 2015
1.9862949.102

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2015
Prospectus

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the prospectus are replaced with FIAM.

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.

MMV-15-02  November 23, 2015
1.936473.108

Supplement to the

Strategic Advisers® Value Multi-Manager Fund (FKMOX)

A Class of Shares of Strategic Advisers Value Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

Pyramis Global Advisers, LLC (Pyramis) is now FIAM LLC (FIAM), a part of Fidelity Institutional Asset Management. As a result, all references to Pyramis in the Statement of Additional Information are replaced with FIAM.

Effective October 1, 2015, the following information supplements similar information found in the "Investment Policies and Limitations" section on page 3.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Effective October 1, 2015, the following information has been removed from the "Investment Policies and Limitations" section on page 4.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

MMVB-15-02  November 23, 2015
1.936474.103